NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (719,380)	$ (277,357)
Net loss attributable to common shareholders	$ (705,596)	$ (269,422)
Denominator:
Weighted-average shares outstanding - basic	24,825,944	20,595,229
Effect of dilutive potential common shares from share options, share awards and employee share purchase plan	0	0
Weighted-average shares outstanding - diluted	24,825,944	20,595,229
Net loss per share:
Basic	$ (28.42)	$ (13.08)
Diluted	$ (28.42)	$ (13.08)
Series B convertible preferred shares
Numerator:
Deemed contribution related to repurchase of convertible preferred shares	$ 1,000	$ 0
Series C convertible preferred shares
Numerator:
Deemed contribution related to repurchase of convertible preferred shares	$ 12,784	$ 7,935